Income Taxes - Summary of Total Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) allocated to net loss	$ 22.9	$ (10.2)	$ (15.4)
Income tax expense/(benefit) allocated to other comprehensive income	11.2	4.1	(17.4)
Total income tax expense/(benefit)	$ 34.1	$ (6.1)	$ (32.8)